Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Property and equipment estimated useful lives	5 years	5 years	5 years
Right of use assets	$ 111,704
Recognition of right-of-use asset	132,368
Recognition of lease liability	132,368
Lease obligations	$ 111,704		127,156
Exchange rate			$ 0.73355
CAD [Member]
Right of use assets				$ 173,343
Recognition of right-of-use asset		$ 173,343
Recognition of lease liability		$ 173,343
Lease obligations				$ 173,343